UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Federated Bond Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Investors spent 2013 anguishing over monetary policy, wondering when, and to what degree, the Federal Reserve would scale back the “Quantitative Easing” Program of buying longer-term Treasuries and mortgage-backed securities to hold down yields and help the housing market and consumer and business borrowing costs. The announcement to “Taper” finally came on December 18th. Interest rates were volatile throughout the year, with Treasury interest rates finishing the year up significantly (10-130 basis points), the greatest rise in the 7-year part of the yield curve. The five-year Treasury yield stood at 1.74% at year-end 2013, compared to 0.72% at the prior year-end.

Stronger economic statistics towards year-end also fueled investor worries that the “tapering” would be even worse than what the Federal Reserve was indicating. Most forecasters, who had been forecasting a sluggish economy this year were caught with their pants down when late in the fourth quarter the third quarter GDP number came out at a revised 4.1% (most were forecasting 1.5-2.0% GDP growth for the quarter).

The economy is certainly strong. To be sure, car & light truck sales, the first pillar of growth for the economy, have been outstanding in 2013. Housing will prove to be the second pillar of lasting growth in 2014 and 2015. Housing permits are running around 1 million on an annual basis, and inherent population growth in the U.S. implies that starts should be up around the 1.4 to 1.5 million area just to meet population growth. Investment spending, a possible third pillar of growth, remains dormant as businesses are cautious about expanding operations on the heels of major changes in the healthcare sector and escalating costs.

The Barclays U.S. Aggregate Bond Index produced a total return of -2.02% for 2013. The Barclays High Yield Index produced a total return of 7.44% last year, while the Barclays Emerging Markets Index returned -4.12%. The Barclays CMBS Index returned 0.23% in 2013 while U.S. Treasuries returned -2.75%.

The Great-West Federated Bond Fund (Initial Class shares) underperformed its benchmark (the Barclays U.S. Aggregate Bond Index) for 2013 by a modest amount of 0.19% (net of fees). Duration and sector management both added significantly to performance while yield curve management and security selection were drags.

Duration management helped performance as the Fund had a lower interest sensitivity than the benchmark in a rising rate environment. The outperformance from sector management was due to the Fund’s lower quality bias and the extra yield of the portfolio due to overweights in high yield, investment-grade corporates, emerging market bonds, and commercial mortgage-backed securities (“CMBS”). Our overweight to Treasury Inflation-Protected Securities (“TIPs”) hurt performance. Yield curve management was a moderate negative due to the imbedded exposure to the 7-year part of the yield curve from overweights in CMBS and investment-grade corporates.

Security selection in the overall portfolio was negative, notably in the selection of emerging market bonds, CMBS, and TIPs. Selection in high yield and Treasuries was mildly positive, but not enough to offset the negatives above. In the investment-grade corporate area, security selection was dragged down by exposure to gold issuers, BMC Software, and Embraer. We participated in the new issue corporate market, most notably the huge Verizon multi-maturity new issue in September which added to performance. The Fund used Treasury futures to manage duration and yield curve exposures in 2013, which had a very slight positive impact on the Fund’s total return, while their contribution to security selection was considerably positive.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2004	10,338.00	10,433.90
2005	10,522.02	10,687.34
2006	10,987.09	11,150.10
2007	11,721.03	11,927.26
2008	11,948.42	12,552.25
2009	13,510.07	13,296.60
2010	14,439.59	14,166.20
2011	15,284.31	15,276.83
2012	16,213.59	15,919.98
2013	15,855.99	15,597.81

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	-2.21%	5.82%	4.72%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2013

Moody’s Rating	% of Fund Investments
A1	1.22%
A2	2.86%

A3	5.28%
Aa2	0.07%
Aa3	3.63%
Aaa	36.89%
B1	1.83%
B2	0.95%
B3	2.23%
Ba1	2.55%
Ba2	0.88%
Ba3	1.54%
Baa1	7.69%
Baa2	11.23%
Baa3	13.40%
Caa	0.04%
Caa1	3.51%
Caa2	0.77%
Caa3	0.02%
Withdrawn Rating	0.02%
Not Rated	0.95%
Common Stock	0.01%
Warrants	0.01%
Short Term Investments	2.42%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Actual	$1,000.00	$1,017.40	$3.63*

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.64*

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

ASSET-BACKED SECURITIES
$ 875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D
	2.09%, 02/08/2019	$	868,907
3,500,000	Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B
	3.73%, 04/10/2046		3,280,438
	COMM Mortgage Trust
1,500,000	Series 2013-LC6, Class B 3.74%, 01/10/2046		1,411,977
2,650,000	Series 2013-CR8, Class B 3.97%, 06/10/2046(a)(b)		2,532,001
1,200,000	Discover Card Execution Note Trust Series 2012-B3, Class B3(a)
	0.62%, 05/15/2018		1,197,642
5,625,000	FREMF Mortgage Trust Series 2013-K25, Class B(a)(b)
	3.62%, 11/25/2045		5,123,902
2,325,000	GS Mortgage Securities Trust Series 2012-GCJ7, Class B
	4.74%, 05/10/2045		2,391,876
175,000	Santander Drive Auto Receivables Trust Series 2013-1, Class D
	2.27%, 01/15/2019		173,027
2,425,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class B(b)
	3.88%, 04/10/2046		2,295,983

TOTAL ASSET-BACKED SECURITIES — 4.61% (Cost $20,651,243)		$	19,275,753

BONDS AND NOTES
Basic Materials — 5.26%
384,000	Albemarle Corp
	5.10%, 02/01/2015		400,689
3,000,000	Alcoa Inc
	5.87%, 02/23/2022		3,096,474
200,000	ALROSA Finance SA
	7.75%, 11/03/2020		221,700
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017		226,737
250,000	4.45%, 09/27/2020		250,667
	AngloGold Ashanti Holdings PLC
2,300,000	8.50%, 07/30/2020(c)		2,374,980
2,250,000	5.13%, 08/01/2022		1,940,625
100,000	Ashland Inc
	4.75%, 08/15/2022		95,000
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021		204,805
600,000	4.45%, 03/01/2023		575,700
150,000	Celanese US Holdings LLC
	4.63%, 11/15/2022		143,625
75,000	Century Aluminum Co(b)
	7.50%, 06/01/2021		73,125
50,000	Clearwater Paper Corp
	4.50%, 02/01/2023		45,000

Principal Amount			Fair Value

Basic Materials — (continued)
$ 500,000	Corp Nacional del Cobre de Chile(b)
	4.25%, 07/17/2042	$	399,869
125,000	Eagle Spinco Inc(b)
	4.63%, 02/15/2021		122,500
210,000	Fibria Overseas Finance Ltd
	6.75%, 03/03/2021		228,900
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020		202,167
	Goldcorp Inc
400,000	2.13%, 03/15/2018		392,038
2,250,000	3.70%, 03/15/2023		2,012,303
125,000	Hexion US Finance Corp
	6.63%, 04/15/2020		128,125
150,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
	8.88%, 02/01/2018		155,813
200,000	Huntsman International LLC
	4.88%, 11/15/2020		197,000
250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019		273,609
150,000	NOVA Chemicals Corp(b)
	5.25%, 08/01/2023		154,500
200,000	OJSC Novolipetsk Steel via Steel Funding Ltd
	4.95%, 09/26/2019		197,500
100,000	OMNOVA Solutions Inc
	7.88%, 11/01/2018		107,500
155,000	Praxair Inc
	4.63%, 03/30/2015		162,836
200,000	PTT Global Chemical PCL(b)
	4.25%, 09/19/2022		187,002
2,825,000	Reliance Steel & Aluminum Co
	4.50%, 04/15/2023		2,771,096
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018		118,048
1,400,000	Rio Tinto Finance USA PLC
	2.25%, 12/14/2018		1,393,092
58,000	Rohm & Haas Co
	6.00%, 09/15/2017		65,797
	RPM International Inc
225,000	6.50%, 02/15/2018		254,937
110,000	6.13%, 10/15/2019		123,365
200,000	Samarco Mineracao SA(b)
	4.13%, 11/01/2022		180,000
	Southern Copper Corp
2,000,000	3.50%, 11/08/2022		1,846,194
250,000	6.75%, 04/16/2040		242,066
50,000	Steel Dynamics Inc
	5.25%, 04/15/2023		50,000
125,000	Unifrax I LLC / Unifrax Holding Co(b)
	7.50%, 02/15/2019		129,375
225,000	US Coatings Acquisition Inc / Axalta Coating Systems Dutch Holding B BV(b)
	7.38%, 05/01/2021		239,906

			21,984,665

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value
Communications — 6.64%
$ 1,150,000	21st Century Fox America Inc
	8.00%, 10/17/2016	$	1,353,572
200,000	AMC Networks Inc
	4.75%, 12/15/2022		190,500
	America Movil SAB de CV
250,000	5.75%, 01/15/2015		261,750
200,000	1.24%, 09/12/2016(a)		202,075
100,000	5.00%, 10/16/2019		109,250
420,000	AT&T Inc
	4.45%, 05/15/2021		442,189
	CCO Holdings LLC / CCO Holdings Capital Corp
125,000	6.63%, 01/31/2022		128,750
150,000	5.13%, 02/15/2023		139,125
150,000	5.75%, 09/01/2023(b)		142,125
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020		76,875
150,000	5.13%, 12/15/2021		140,625
400,000	Cisco Systems Inc
	3.15%, 03/14/2017		423,276
	Clear Channel Communications Inc
250,000	9.00%, 03/01/2021		252,500
50,000	11.25%, 03/01/2021		53,750
	Clear Channel Worldwide Holdings Inc
125,000	7.63%, 03/15/2020		131,406
225,000	6.50%, 11/15/2022		229,781
175,000	CommScope Holding Co Inc(b)
	6.63%, 06/01/2020		182,000
146,000	CommScope Inc(b)
	8.25%, 01/15/2019		160,053
800,000	Corning Inc
	4.75%, 03/15/2042		770,479
112,000	COX Communications Inc
	5.45%, 12/15/2014		117,046
225,000	Crown Media Holdings Inc
	10.50%, 07/15/2019		255,375
150,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019		158,250
	Digicel Group Ltd(b)
200,000	10.50%, 04/15/2018		214,000
200,000	8.25%, 09/30/2020		207,250
150,000	Digicel Ltd(b)
	8.25%, 09/01/2017		156,000
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	5.00%, 03/01/2021		525,254
250,000	Discovery Communications LLC
	5.05%, 06/01/2020		272,887
	DISH DBS Corp
225,000	5.13%, 05/01/2020		225,562
175,000	5.88%, 07/15/2022		175,000
125,000	Entercom Radio LLC
	10.50%, 12/01/2019		141,563
2,050,000	Expedia Inc
	5.95%, 08/15/2020		2,218,875
175,000	Expo Event Transco Inc(b)
	9.00%, 06/15/2021		178,063

Principal Amount			Fair Value
Communications — (continued)
	Gannett Co Inc(b)
$ 50,000	5.13%, 10/15/2019	$	52,000
150,000	6.38%, 10/15/2023		155,250
100,000	Gray Television Inc
	7.50%, 10/01/2020		106,250
	Grupo Televisa SAB
350,000	6.63%, 03/18/2025(c)		391,745
150,000	6.63%, 01/15/2040		159,291
500,000	Historic TW Inc
	6.88%, 06/15/2018		594,449
300,000	IAC/InterActiveCorp
	4.75%, 12/15/2022		279,750
	Intelsat Jackson Holdings SA
225,000	7.50%, 04/01/2021		248,062
75,000	5.50%, 08/01/2023(b)		71,344
	Intelsat Luxembourg SA(b)
150,000	7.75%, 06/01/2021		160,875
150,000	8.13%, 06/01/2023		160,875
1,938,000	Interpublic Group of Cos Inc
	2.25%, 11/15/2017		1,910,633
75,000	Lamar Media Corp
	5.00%, 05/01/2023		71,250
75,000	Level 3 Communications Inc
	8.88%, 06/01/2019		81,938
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020		159,000
100,000	8.63%, 07/15/2020		112,000
	MetroPCS Wireless Inc
100,000	7.88%, 09/01/2018		107,375
50,000	6.25%, 04/01/2021(b)		51,875
150,000	6.63%, 04/01/2023(b)		154,875
225,000	Nielsen Finance LLC / Nielsen Finance Co
	4.50%, 10/01/2020		218,812
2,050,000	Orange SA
	5.38%, 07/08/2019		2,286,228
	Qtel International Finance Ltd(b)
200,000	4.75%, 02/16/2021		210,000
200,000	3.88%, 01/31/2028		170,000
	Sirius XM Holdings Inc(b)
150,000	5.25%, 08/15/2022		151,500
200,000	4.63%, 05/15/2023		181,000
	Sprint Capital Corp
100,000	6.90%, 05/01/2019		109,250
250,000	6.88%, 11/15/2028		235,625
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)		111,500
450,000	6.00%, 11/15/2022		438,750
50,000	Sprint Corp(b)
	7.13%, 06/15/2024		50,750
325,000	Syniverse Holdings Inc
	9.13%, 01/15/2019		355,062
50,000	T-Mobile USA Inc
	6.73%, 04/28/2022		52,125
2,500,000	Telefonaktiebolaget LM Ericsson
	4.13%, 05/15/2022		2,429,925
300,000	Telefonica Emisiones SAU
	7.05%, 06/20/2036		330,702
100,000	Telemovil Finance Co Ltd(b)
	8.00%, 10/01/2017		106,500

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Communications — (continued)
$ 175,000	Townsquare Radio LLC / Townsquare Radio Inc(b)
	9.00%, 04/01/2019	$	189,437
50,000	VeriSign Inc
	4.63%, 05/01/2023		47,750
2,300,000	Verizon Communications Inc
	5.15%, 09/15/2023		2,469,492
	Viacom Inc
750,000	2.50%, 12/15/2016		775,642
500,000	2.50%, 09/01/2018		504,030
200,000	VimpelCom Holdings BV(b)
	7.50%, 03/01/2022		208,924
100,000	Visant Corp
	10.00%, 10/01/2017		97,000
180,000	Walt Disney Co
	3.75%, 06/01/2021		185,812
650,000	WPP Finance 2010
	5.13%, 09/07/2042		591,936

			27,771,795

Consumer, Cyclical — 4.09%
125,000	Academy Ltd / Academy Finance Corp(b)
	9.25%, 08/01/2019		138,125
1,000,000	Advance Auto Parts Inc
	4.50%, 12/01/2023		999,512
150,000	Affinia Group Inc
	7.75%, 05/01/2021		157,500
150,000	Affinity Gaming LLC/Affinity Gaming Finance Corp
	9.00%, 05/15/2018		160,500
50,000	Allegion US Holding Co Inc(b)
	5.75%, 10/01/2021		52,000
75,000	Allison Transmission Inc(b)
	7.13%, 05/15/2019		80,813
	American Axle & Manufacturing Inc
150,000	7.75%, 11/15/2019		170,625
125,000	6.25%, 03/15/2021		132,812
50,000	6.63%, 10/15/2022		52,625
50,000	American Builders & Contractors Supply Co Inc(b)
	5.63%, 04/15/2021		50,250
200,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
	5.25%, 03/15/2021		197,500
125,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b)
	9.25%, 02/01/2020		125,313
50,000	Choice Hotels International Inc
	5.75%, 07/01/2022		52,188
50,000	Churchill Downs Inc(b)
	5.38%, 12/15/2021		50,875
50,000	Cinemark USA Inc
	5.13%, 12/15/2022		48,375
150,000	Claire’s Stores Inc(b)
	6.13%, 03/15/2020		144,750

Principal Amount			Fair Value

Consumer, Cyclical — (continued)
	Daimler Finance North America LLC(b)
$ 150,000	0.86%, 03/28/2014(a)	$	150,208
750,000	2.95%, 01/11/2017		774,449
2,000,000	1.88%, 01/11/2018		1,970,084
100,000	Exide Technologies(c)(d)(e)
	8.63%, 02/01/2018		71,500
2,225,000	Ford Motor Co
	4.75%, 01/15/2043		2,006,670
	GLP Capital LP / GLP Financing II Inc(b)
100,000	4.88%, 11/01/2020		100,000
50,000	5.38%, 11/01/2023		49,125
100,000	Gymboree Corp(c)
	9.13%, 12/01/2018		92,125
150,000	Hillman Group Inc
	10.88%, 06/01/2018		162,000
50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(b)
	5.63%, 10/15/2021		51,875
75,000	IDQ Holdings Inc(b)
	11.50%, 04/01/2017		78,000
125,000	International Automotive Components Group SA(b)
	9.13%, 06/01/2018		130,312
200,000	Jaguar Land Rover Automotive PLC(b)
	5.63%, 02/01/2023		200,000
200,000	Jo-Ann Stores Holdings Inc(b)
	9.75%, 10/15/2019		209,250
200,000	Jo-Ann Stores Inc(b)
	8.13%, 03/15/2019		209,250
175,000	L Brands Inc
	5.63%, 02/15/2022		178,937
200,000	Lear Corp(b)
	4.75%, 01/15/2023		187,500
199,000	Libbey Glass Inc
	6.88%, 05/15/2020		214,920
325,000	Marriott International Inc
	3.00%, 03/01/2019		327,277
300,000	Metalsa SA de CV(b)
	4.90%, 04/24/2023		272,250
	MGM Resorts International
200,000	6.75%, 10/01/2020		214,000
100,000	7.75%, 03/15/2022		111,750
175,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(b)
	7.50%, 08/01/2018		182,000
225,000	Michaels Stores Inc
	7.75%, 11/01/2018		244,125
125,000	Mohegan Tribal Gaming Authority(b)
	9.75%, 09/01/2021		134,687
	Neiman Marcus Group LTD Inc(b)
50,000	8.00%, 10/15/2021		52,250
100,000	8.75%, 10/15/2021		104,750
175,000	New Academy Finance Co LLC / New Academy Finance Corp(b)
	8.00%, 06/15/2018		179,377
1,000,000	Nissan Motor Acceptance Corp(b)
	1.95%, 09/12/2017		992,359

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Consumer, Cyclical — (continued)
$ 125,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc
	10.50%, 01/15/2020	$	144,375
125,000	Party City Holdings Inc
	8.88%, 08/01/2020		140,000
225,000	PC Nextco Holdings LLC / PC Nextco Finance Inc(b)
	8.75%, 08/15/2019		230,906
75,000	Penn National Gaming Inc(b)
	5.88%, 11/01/2021		74,063
100,000	Penske Automotive Group Inc
	5.75%, 10/01/2022		102,250
100,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018		107,250
125,000	Petco Holdings Inc(b)
	8.50%, 10/15/2017		127,500
100,000	Pinnacle Entertainment Inc
	7.75%, 04/01/2022		109,000
125,000	PNK Finance Corp(b)
	6.38%, 08/01/2021		127,812
140,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b)
	9.50%, 06/15/2019		153,650
125,000	Royal Caribbean Cruises Ltd
	5.25%, 11/15/2022		125,000
150,000	RSI Home Products Inc(b)
	6.88%, 03/01/2018		157,125
200,000	SACI Falabella(b)
	3.75%, 04/30/2023		180,208
	Sally Holdings LLC / Sally Capital Inc
100,000	6.88%, 11/15/2019		110,500
50,000	5.75%, 06/01/2022		52,000
200,000	Schaeffler Holding Finance BV(b)
	6.88%, 08/15/2018		212,000
200,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b)
	5.88%, 05/15/2021		196,500
15,000	Seminole Tribe of Florida Inc(b)
	7.80%, 10/01/2020		16,425
250,000	Serta Simmons Holdings LLC(b)
	8.13%, 10/01/2020		271,875
100,000	SIWF Merger Sub Inc(b)
	6.25%, 06/01/2021		100,875
175,000	Six Flags Entertainment Corp(b)
	5.25%, 01/15/2021		171,062
75,000	Stackpole International Intermediate / Stackpole International Powder / Stackpole(b)
	7.75%, 10/15/2021		78,000
125,000	Station Casinos LLC
	7.50%, 03/01/2021		133,125
	Suburban Propane Partners LP/Suburban Energy Finance Corp
84,000	7.50%, 10/01/2018		90,090

Principal Amount			Fair Value

Consumer, Cyclical — (continued)
$ 63,000	7.38%, 08/01/2021	$	68,670
75,000	Titan International Inc(b)
	6.88%, 10/01/2020		78,188
300,000	UCI International Inc
	8.63%, 02/15/2019		300,000
600,000	Volkswagen International Finance NV(b)
	2.38%, 03/22/2017		615,545
300,000	VWR Funding Inc
	7.25%, 09/15/2017		321,750
150,000	Wal-Mart Stores Inc
	5.63%, 04/15/2041		170,321
50,000	Wolverine World Wide Inc
	6.13%, 10/15/2020		53,500

			17,084,358

Consumer, Non-cyclical — 4.33%
200,000	Ajecorp BV
	6.50%, 05/14/2022		198,500
	Altria Group Inc
34,000	9.25%, 08/06/2019		44,789
1,100,000	4.00%, 01/31/2024		1,075,155
250,000	ARAMARK Corp(b)
	5.75%, 03/15/2020		261,250
500,000	Bacardi Ltd(b)
	7.45%, 04/01/2014		508,346
	Biomet Inc
100,000	6.50%, 08/01/2020		105,000
175,000	6.50%, 10/01/2020		180,250
200,000	BRF SA(b)
	3.95%, 05/22/2023		173,000
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020		316,500
100,000	CoreLogic Inc/United States
	7.25%, 06/01/2021		108,500
125,000	Corp Lindley SA(b)
	4.63%, 04/12/2023		115,313
150,000	DaVita HealthCare Partners Inc
	5.75%, 08/15/2022		151,875
200,000	Del Monte Corp
	7.63%, 02/15/2019		207,750
200,000	DJO Finance LLC / DJO Finance Corp
	7.75%, 04/15/2018		203,500
300,000	Eli Lilly & Co
	5.20%, 03/15/2017		334,986
123,000	Envision Healthcare Corp
	8.13%, 06/01/2019		133,301
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017		282,858
700,000	5.25%, 10/01/2020		769,644
50,000	First Quality Finance Co Inc(b)
	4.63%, 05/15/2021		47,500
75,000	Garda World Security Corp(b)
	7.25%, 11/15/2021		75,563
10,000	Grupo Bimbo SAB de CV(b)
	4.50%, 01/25/2022		9,916
225,000	Hawk Acquisition Sub Inc(b)
	4.25%, 10/15/2020		217,687

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$ 425,000	HCA Holdings Inc
	6.25%, 02/15/2021	$444,656
	HCA Inc
125,000	7.50%, 02/15/2022	137,187
275,000	5.88%, 03/15/2022	283,937
200,000	Hertz Corp
	6.75%, 04/15/2019	215,500
125,000	Hologic Inc
	6.25%, 08/01/2020	131,875
225,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	238,500
175,000	Igloo Holdings Corp(b)
	8.25%, 12/15/2017	176,312
150,000	Interactive Data Corp
	10.25%, 08/01/2018	165,135
150,000	Jaguar Holding Co I(b)
	9.38%, 10/15/2017	158,625
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b)
	9.50%, 12/01/2019	112,500
2,100,000	Kerry Group Financial Services(b)
	3.20%, 04/09/2023	1,901,485
145,000	Laboratory Corp of America Holdings
	3.75%, 08/23/2022	140,453
100,000	Lender Processing Services Inc
	5.75%, 04/15/2023	103,500
100,000	LifePoint Hospitals Inc(b)
	5.50%, 12/01/2021	100,375
840,000	Lorillard Tobacco Co
	7.00%, 08/04/2041	913,505
100,000	Michael Foods Group Inc
	9.75%, 07/15/2018	108,750
300,000	Michael Foods Holding Inc(b)
	8.50%, 07/15/2018	317,250
100,000	Monitronics International Inc
	9.13%, 04/01/2020	106,000
100,000	Moody’s Corp
	5.50%, 09/01/2020	105,955
175,000	MultiPlan Inc(b)
	9.88%, 09/01/2018	192,500
75,000	Mustang Merger Corp(b)
	8.50%, 08/15/2021	81,000
125,000	Omnicare Inc
	7.75%, 06/01/2020	138,437
450,000	Pernod Ricard SA(b)
	4.25%, 07/15/2022	448,854
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp(b)
	4.88%, 05/01/2021	236,250
100,000	Prestige Brands Inc(b)
	5.38%, 12/15/2021	101,000
200,000	Reynolds American Inc(c)
	7.75%, 06/01/2018	240,841
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
250,000	9.88%, 08/15/2019	278,125
200,000	5.75%, 10/15/2020	204,000
375,000	8.25%, 02/15/2021	400,312

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$ 350,000	SABMiller Holdings Inc(b)
	2.45%, 01/15/2017	$358,395
	ServiceMaster Co
150,000	8.00%, 02/15/2020	153,000
200,000	7.00%, 08/15/2020	198,250
75,000	7.45%, 08/15/2027	63,375
100,000	Shearer’s Foods LLC / Chip Finance Corp(b)
	9.00%, 11/01/2019	105,500
	Smithfield Foods Inc
125,000	7.75%, 07/01/2017(c)	146,562
50,000	6.63%, 08/15/2022	53,000
175,000	Spectrum Brands Inc
	6.75%, 03/15/2020	188,344
75,000	Sun Merger Sub Inc(b)
	5.88%, 08/01/2021	76,875
	Tenet Healthcare Corp
200,000	4.50%, 04/01/2021	189,500
50,000	4.38%, 10/01/2021(c)	47,000
125,000	8.13%, 04/01/2022	134,688
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018	52,750
250,000	9.63%, 06/15/2018	268,750
75,000	Truven Health Analytics Inc
	10.63%, 06/01/2020	84,844
500,000	Tyson Foods Inc
	4.50%, 06/15/2022	509,083
	United Rentals North America Inc
50,000	5.75%, 07/15/2018	53,438
175,000	8.38%, 09/15/2020(c)	195,125
125,000	United Surgical Partners International Inc
	9.00%, 04/01/2020	140,000
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018	462,126
400,000	US Foods Inc
	8.50%, 06/30/2019	438,000
	Valeant Pharmaceuticals International(b)
50,000	6.75%, 08/15/2018	54,938
250,000	7.50%, 07/15/2021	274,375
150,000	Verisk Analytics Inc
	4.13%, 09/12/2022	145,188

		18,097,108

Diversified — 0.42%
175,000	DH Services Luxembourg S.a.r.l.(b)
	7.75%, 12/15/2020	185,938
250,000	Hutchison Whampoa International 09 Ltd(b)
	7.63%, 04/09/2019	304,480
750,000	Hutchison Whampoa International 11 Ltd(b)
	3.50%, 01/13/2017	782,751
100,000	Hutchison Whampoa International 12 Ltd(a)(f)
	6.00%, Perpetual	106,375

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Diversified — (continued)
$ 200,000	KazAgro National Management Holding JSC(b)
	4.63%, 05/24/2023	$	183,400
200,000	Tenedora Nemak SA de CV(b)
	5.50%, 02/28/2023		196,000

			1,758,944

Energy — 5.77%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022		80,250
75,000	4.88%, 05/15/2023		72,375
200,000	Alliance Oil Co Ltd(b)
	7.00%, 05/04/2020		192,000
200,000	Antero Resources Finance Corp(b)
	5.38%, 11/01/2021		202,000
175,000	Approach Resources Inc
	7.00%, 06/15/2021		179,375
100,000	Athlon Holdings LP / Athlon Finance Corp(b)
	7.38%, 04/15/2021		105,000
125,000	Basic Energy Services Inc
	7.75%, 02/15/2019		130,625
100,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp
	7.88%, 04/15/2022		104,000
400,000	Canadian Natural Resources Ltd
	5.85%, 02/01/2035		424,300
150,000	Carrizo Oil & Gas Inc
	7.50%, 09/15/2020		164,250
125,000	CGG
	7.75%, 05/15/2017		128,750
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020		56,500
150,000	7.63%, 11/15/2022		160,500
200,000	Chesapeake Energy Corp
	6.88%, 11/15/2020		226,000
150,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc
	6.63%, 11/15/2019		157,125
200,000	CNOOC Finance 2013 Ltd
	3.00%, 05/09/2023		178,637
500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041		531,947
150,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
	6.00%, 12/15/2020		154,500
125,000	Ecopetrol SA
	7.63%, 07/23/2019		148,125
	El Paso LLC
50,000	7.25%, 06/01/2018		57,082
150,000	6.50%, 09/15/2020		160,848
	Enbridge Energy Partners LP
2,650,000	4.75%, 06/01/2013(c)		2,666,207
690,000	5.50%, 09/15/2040		667,006
155,000	Enbridge Inc
	5.60%, 04/01/2017		171,738

Principal Amount			Fair Value

Energy — (continued)
$ 100,000	Energy Transfer Equity LP
	5.88%, 01/15/2024	$	99,000
1,000,000	Energy Transfer Partners LP(c)
	4.90%, 02/01/2024		1,015,175
	Energy XXI Gulf Coast Inc
25,000	7.75%, 06/15/2019		26,813
175,000	7.50%, 12/15/2021(b)		182,437
54,457	EPE Holdings LLC / EP Energy Bond Co Inc(b)
	8.88%, 12/15/2017		55,955
119,000	Forest Oil Corp
	7.25%, 06/15/2019		115,876
100,000	Gazprom OAO Via Gaz Capital SA
	8.63%, 04/28/2034		118,000
	Holly Energy Partners LP / Holly Energy Finance Corp
50,000	8.25%, 03/15/2018		52,750
50,000	6.50%, 03/01/2020		52,250
	Husky Energy Inc
150,000	6.15%, 06/15/2019		172,079
925,000	3.95%, 04/15/2022		913,006
	KazMunayGas National Co JSC(b)
200,000	6.38%, 04/09/2021		217,000
200,000	4.40%, 04/30/2023		185,500
500,000	Kinder Morgan Energy Partners LP
	5.13%, 11/15/2014		555,342
50,000	Kinder Morgan Inc(b)
	5.63%, 11/15/2023		48,412
125,000	Kodiak Oil & Gas Corp
	5.50%, 01/15/2021		124,687
	Linn Energy LLC / Linn Energy Finance Corp
100,000	6.50%, 05/15/2019		102,000
75,000	8.63%, 04/15/2020		81,000
75,000	7.75%, 02/01/2021		79,313
200,000	Lukoil International Finance BV(b)
	4.56%, 04/24/2023		187,700
700,000	Marathon Petroleum Corp
	5.13%, 03/01/2021		758,287
97,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
	6.25%, 06/15/2022		102,578
	Nabors Industries Inc
685,000	5.00%, 09/15/2020		712,785
2,500,000	5.10%, 09/15/2023(b)		2,479,855
150,000	Newfield Exploration Co
	5.63%, 07/01/2024		149,250
125,000	Northern Oil & Gas Inc
	8.00%, 06/01/2020		130,937
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021		107,000
75,000	6.88%, 01/15/2023		79,875
272,000	Pacific Rubiales Energy Corp(b)
	7.25%, 12/12/2021		288,320
	Pertamina Persero PT
200,000	5.25%, 05/23/2021		192,500
200,000	4.30%, 05/20/2023(b)		174,000
	Petrobras International Finance Co
100,000	2.88%, 02/06/2015		101,500
100,000	7.88%, 03/15/2019		113,274

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Energy — (continued)
$ 2,100,000	5.38%, 01/27/2021	$	2,084,015
	Petroleos de Venezuela SA
310,000	8.50%, 11/02/2017		258,075
500,000	5.38%, 04/12/2027		266,250
	Petroleos Mexicanos
65,000	2.27%, 07/18/2018(a)		66,950
50,000	3.50%, 07/18/2018		51,313
500,000	4.88%, 01/18/2024		500,000
500,000	6.50%, 06/02/2041		522,500
70,833	Petroleum Co of Trinidad & Tobago Ltd
	6.00%, 05/08/2022		74,906
285,000	Phillips 66
	4.30%, 04/01/2022		289,622
100,000	Regency Energy Partners LP / Regency Energy Finance Corp
	4.50%, 11/01/2023		91,000
200,000	Sabine Pass Liquefaction LLC(b)
	5.63%, 02/01/2021		195,500
	SandRidge Energy Inc
150,000	7.50%, 03/15/2021		157,125
75,000	8.13%, 10/15/2022		79,500
200,000	Sasol Financing International PLC
	4.50%, 11/14/2022		186,000
	SESI LLC
75,000	6.38%, 05/01/2019		80,063
50,000	7.13%, 12/15/2021		55,750
50,000	SM Energy Co(b)
	5.00%, 01/15/2024		47,625
50,000	Southern Star Central Corp
	6.75%, 03/01/2016		50,313
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
50,000	5.88%, 10/01/2020(b)		51,125
100,000	6.13%, 10/15/2021		103,000
250,000	Thai Oil PCL(b)
	4.88%, 01/23/2043		201,506
200,000	Transportadora de Gas Internacional SA ESP
	5.70%, 03/20/2022		211,750
	Valero Energy Corp
150,000	9.38%, 03/15/2019		193,318
900,000	7.50%, 04/15/2032		1,094,602
300,000	Williams Partners LP
	5.25%, 03/15/2020		328,042

			24,133,446

Financial — 17.76%
10,000	ACE INA Holdings Inc
	5.70%, 02/15/2017		11,214
	Aflac Inc
265,000	2.65%, 02/15/2017		273,456
300,000	8.50%, 05/15/2019		383,160
	Alexandria Real Estate Equities Inc
600,000	4.60%, 04/01/2022		603,749
1,500,000	3.90%, 06/15/2023		1,397,743
	Ally Financial Inc
125,000	3.50%, 07/18/2016		128,981
125,000	5.50%, 02/15/2017		135,313

Principal Amount			Fair Value

Financial — (continued)
$ 325,000	6.25%, 12/01/2017	$	362,375
	American Tower Corp
2,250,000	4.50%, 01/15/2018		2,410,342
1,120,000	3.40%, 02/15/2019		1,140,220
80,000	Associated Banc-Corp
	5.13%, 03/28/2016		85,513
250,000	AvalonBay Communities Inc
	5.70%, 03/15/2017		279,218
150,000	Banco de Reservas de la Republica Dominicana(b)
	7.00%, 02/01/2023		138,000
300,000	Banco do Brasil SA/Cayman
	3.88%, 10/10/2022		261,000
	Bank of America Corp
100,000	4.50%, 04/01/2015		104,618
2,300,000	2.00%, 01/11/2018		2,295,920
1,500,000	7.63%, 06/01/2019		1,860,490
2,400,000	5.00%, 05/13/2021		2,622,655
125,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014		130,565
250,000	Capital One Financial Corp
	7.38%, 05/23/2014		256,438
210,000	Chubb Corp
	5.75%, 05/15/2018		241,380
	CIT Group Inc
375,000	5.25%, 03/15/2018		402,188
25,000	6.63%, 04/01/2018(b)		28,094
	Citigroup Inc
2,000	5.13%, 05/05/2014		2,029
300,000	1.25%, 01/15/2016		300,996
1,075,000	4.05%, 07/30/2022		1,063,021
325,000	City National Corp
	5.25%, 09/15/2020		348,537
350,000	CME Group Index Services LLC(b)
	4.40%, 03/15/2018		377,708
500,000	CNA Financial Corp
	5.88%, 08/15/2020		570,015
2,750,000	Discover Bank
	2.00%, 02/21/2018		2,700,951
250,000	Discover Financial Services
	3.85%, 11/21/2022		237,043
250,000	Fifth Third Bancorp
	3.63%, 01/25/2016		262,647
200,000	FMR LLC(b)
	7.57%, 06/15/2029		248,546
	Ford Motor Credit Co LLC
500,000	3.00%, 06/12/2017		519,659
3,700,000	2.38%, 01/16/2018		3,736,852
	General Electric Capital Corp
500,000	2.90%, 01/09/2017		521,985
500,000	5.50%, 01/08/2020		572,581
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b)
	3.80%, 06/18/2019		523,691
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018		17,200
750,000	5.38%, 03/15/2020		834,097
1,250,000	5.25%, 07/27/2021		1,368,552

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Financial — (continued)
$ 175,000	Harley-Davidson Financial Services Inc(b)
	3.88%, 03/15/2016	$	184,565
325,000	Hartford Financial Services Group Inc
	5.13%, 04/15/2022		353,994
375,000	Health Care REIT Inc
	4.13%, 04/01/2019		394,860
1,325,000	Healthcare Trust of America Holdings LP
	3.70%, 04/15/2023		1,220,921
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016		108,696
290,000	HSBC Holdings PLC
	5.10%, 04/05/2021		322,320
2,500,000	HSBC USA Inc
	1.63%, 01/16/2018		2,465,142
1,700,000	Hyundai Capital America(b)
	2.88%, 08/09/2018		1,706,455
	International Lease Finance Corp
325,000	6.25%, 05/15/2019		351,813
100,000	5.88%, 08/15/2022		99,750
50,000	Janus Capital Group Inc(a)
	6.70%, 06/15/2017		55,679
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021		2,164,157
550,000	5.13%, 01/20/2023		556,306
870,000	6.50%, 01/20/2043		862,680
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022		581,752
2,195,000	3.38%, 05/01/2023		2,045,740
200,000	Korea Development Bank
	3.50%, 08/22/2017		208,492
785,000	Legg Mason Inc
	5.50%, 05/21/2019		858,730
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021		246,465
2,350,000	4.95%, 05/01/2022		2,429,928
600,000	4.25%, 06/15/2023		579,319
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019		2,574,312
225,000	4.20%, 03/15/2022		229,280
1,500,000	Merrill Lynch & Co Inc
	5.70%, 05/02/2017		1,667,349
500,000	MetLife Inc
	6.82%, 08/15/2018		598,221
300,000	MetLife Institutional Funding II(b)
	1.63%, 04/02/2015		303,387
	Morgan Stanley
320,000	3.80%, 04/29/2016		338,506
4,000,000	4.10%, 05/22/2023		3,871,004
1,500,000	5.00%, 11/24/2025		1,504,485
175,000	MPH Intermediate Holding Co(b)
	8.38%, 08/01/2018		182,000
500,000	National Rural Utilities Cooperative Finance Corp
	10.38%, 11/01/2018		676,192
3,150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039		4,417,339

Principal Amount			Fair Value

Financial — (continued)
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
$ 50,000	5.63%, 03/15/2020	$	52,500
100,000	5.88%, 03/15/2022		103,000
275,000	Nuveen Investments Inc(b)
	9.50%, 10/15/2020		275,688
165,000	PNC Funding Corp
	5.63%, 02/01/2017		183,151
100,000	Power Sector Assets & Liabilities Management Corp
	7.39%, 12/02/2024		122,000
1,300,000	ProLogis LP
	3.35%, 02/01/2021		1,262,460
100,000	Qatari Diar Finance Co(b)
	5.00%, 07/21/2020		109,500
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016		211,566
244,000	5.63%, 04/01/2024		255,974
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016		264,958
2,900,000	3.50%, 04/03/2018		2,955,489
300,000	Santander US Debt SAU(b)
	3.78%, 10/07/2015		309,134
100,000	Simon Property Group LP
	6.13%, 05/30/2018		115,781
50,000	Sophia Holding Finance LP / Sophia Holding Finance Inc(b)
	9.63%, 12/01/2018		51,500
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067		222,500
500,000	UDR Inc
	4.63%, 01/10/2022		513,789
250,000	Union Bank NA
	2.63%, 09/26/2018		254,488
200,000	Vnesheconombank Via VEB Finance PLC(b)
	5.38%, 02/13/2017		213,260
500,000	Wachovia Corp
	5.75%, 02/01/2018		576,539
1,900,000	Weyerhaeuser Co
	7.38%, 10/01/2019		2,303,539

			74,275,397

Industrial — 3.73%
200,000	Accudyne Industries Borrower / Accudyne Industries LLC(b)
	7.75%, 12/15/2020		212,000
150,000	Anixter Inc
	5.63%, 05/01/2019		157,687
350,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020		383,250
150,000	B/E Aerospace Inc
	5.25%, 04/01/2022		152,250
	Ball Corp
100,000	5.00%, 03/15/2022		99,000
125,000	4.00%, 11/15/2023		111,875

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Industrial — (continued)
$ 100,000	BC Mountain LLC / BC Mountain Finance Inc(b)
	7.00%, 02/01/2021	$	101,000
175,000	Belden Inc(b)
	5.50%, 09/01/2022		171,500
150,000	Berry Plastics Corp
	9.75%, 01/15/2021		173,625
50,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is(b)
	6.00%, 06/15/2017		50,625
125,000	BOE Merger Corp(b)
	9.50%, 11/01/2017		132,812
	Building Materials Corp of America(b)
100,000	7.50%, 03/15/2020		108,000
75,000	6.75%, 05/01/2021		81,188
375,000	Burlington Northern Santa Fe LLC
	4.88%, 01/15/2015		390,956
100,000	BWAY Holding Co
	10.00%, 06/15/2018		108,500
150,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019		162,750
50,000	CPG Merger Sub LLC(b)
	8.00%, 10/01/2021		52,000
250,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023		233,750
50,000	Darling Escrow Corp(b)
	5.38%, 01/15/2022		50,375
320,000	Dover Corp
	5.45%, 03/15/2018		361,684
100,000	Dynacast International LLC / Dynacast Finance Inc
	9.25%, 07/15/2019		110,250
2,907,000	Embraer Overseas Ltd(b)
	5.70%, 09/16/2023		2,907,000
50,000	Embraer SA
	5.15%, 06/15/2022		50,000
200,000	FGI Operating Co LLC / FGI Finance Inc
	7.88%, 05/01/2020		214,000
	Flextronics International Ltd
75,000	4.63%, 02/15/2020		73,125
75,000	5.00%, 02/15/2023		70,313
75,000	Gardner Denver Inc(b)
	6.88%, 08/15/2021		74,813
125,000	General Cable Corp(b)
	6.50%, 10/01/2022		122,500
125,000	Graphic Packaging International Inc
	4.75%, 04/15/2021		123,750
75,000	Greif Inc
	7.75%, 08/01/2019		85,125
800,000	Harsco Corp
	5.75%, 05/15/2018		839,645
120,000	Hubbell Inc
	5.95%, 06/01/2018		136,830
	Interline Brands Inc
50,000	7.50%, 11/15/2018		53,000

Principal Amount			Fair Value

Industrial — (continued)
$ 225,000	10.00%, 11/15/2018	$	245,812
100,000	JB Poindexter & Co Inc(b)
	9.00%, 04/01/2022		106,750
50,000	Kemet Corp
	10.50%, 05/01/2018		49,375
50,000	Koppers Inc
	7.88%, 12/01/2019		54,000
1,000,000	Masco Corp
	7.13%, 03/15/2020		1,141,509
125,000	Masonite International Corp(b)
	8.25%, 04/15/2021		137,500
50,000	MasTec Inc
	4.88%, 03/15/2023		47,250
50,000	Maxim Crane Works LP / Maxim Finance Corp(b)
	12.25%, 04/15/2015		51,435
50,000	Mcron Finance Sub LLC / Mcron Finance Corp(b)
	8.38%, 05/15/2019		55,750
	Mueller Water Products Inc
200,000	7.38%, 06/01/2017		205,000
42,000	8.75%, 09/01/2020		47,040
300,000	Nortek Inc
	8.50%, 04/15/2021		332,250
100,000	Odebrecht Finance Ltd(b)
	7.50%, 09/29/2049		96,000
50,000	Pactiv LLC
	7.95%, 12/15/2025		46,875
350,000	Pentair Ltd
	5.00%, 05/15/2021		365,849
100,000	PHI Inc
	8.63%, 10/15/2018		107,500
22,000	Ply Gem Industries Inc
	9.38%, 04/15/2017		23,760
	Republic Services Inc
750,000	5.25%, 11/15/2021		817,684
250,000	6.20%, 03/01/2040		283,754
225,000	Rexel SA(b)
	5.25%, 06/15/2020		226,125
	Rock Tenn Co
120,000	4.45%, 03/01/2019		126,576
1,000,000	4.00%, 03/01/2023		955,091
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b)
	10.00%, 06/01/2020		84,000
1,000,000	Ryder System Inc
	2.45%, 11/15/2018		989,277
	Sealed Air Corp(b)
75,000	6.50%, 12/01/2020		80,625
125,000	8.38%, 09/15/2021		141,875
	TransDigm Inc
75,000	7.75%, 12/15/2018		80,438
200,000	5.50%, 10/15/2020		195,500
50,000	USG Corp(b)
	5.88%, 11/01/2021		52,000
150,000	Valmont Industries Inc
	6.63%, 04/20/2020		168,295
50,000	Viasystems Inc(b)
	7.88%, 05/01/2019		54,063

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Industrial — (continued)
$ 50,000	Wise Metals Group LLC / Wise Alloys Finance Corp(b)
	8.75%, 12/15/2018	$	52,625

			15,576,761

Technology — 2.11%
50,000	ACI Worldwide Inc(b)
	6.38%, 08/15/2020		52,250
	Activision Blizzard Inc(b)
50,000	5.63%, 09/15/2021		51,750
50,000	6.13%, 09/15/2023		52,125
50,000	Aspect Software Inc
	10.63%, 05/15/2017		50,375
125,000	Audatex North America Inc(b)
	6.00%, 06/15/2021		130,938
50,000	Blackboard Inc(b)
	7.75%, 11/15/2019		49,625
275,000	BMC Software Finance Inc(b)
	8.13%, 07/15/2021		283,250
2,000,000	BMC Software Inc
	7.25%, 06/01/2018		2,020,000
	CDW LLC / CDW Finance Corp
11,000	12.54%, 10/12/2017		11,495
325,000	8.50%, 04/01/2019		359,125
125,000	Compiler Finance Sub Inc(b)
	7.00%, 05/01/2021		124,063
200,000	Eagle Midco Inc(b)
	9.00%, 06/15/2018		208,500
175,000	Emdeon Inc
	11.00%, 12/31/2019		202,125
175,000	Epicor Software Corp
	8.63%, 05/01/2019		189,875
	First Data Corp(b)
50,000	7.38%, 06/15/2019		53,375
50,000	11.25%, 01/15/2021		55,188
475,000	8.75%, 01/15/2022		507,062
500,000	Fiserv Inc
	6.80%, 11/20/2017		576,099
	Freescale Semiconductor Inc
97,000	10.75%, 08/01/2020		110,095
100,000	6.00%, 01/15/2022(b)		101,250
200,000	Healthcare Technology Intermediate Inc(b)
	7.38%, 09/01/2018		208,000
	Hewlett-Packard Co
150,000	6.13%, 03/01/2014		151,270
250,000	2.13%, 09/13/2015		254,569
275,000	3.30%, 12/09/2016		287,822
100,000	iGATE Corp(c)
	9.00%, 05/01/2016		106,250
	Infor US Inc
125,000	11.50%, 07/15/2018		144,062
150,000	9.38%, 04/01/2019		168,750
75,000	Magnachip Semiconductor Corp
	6.63%, 07/15/2021		76,313
200,000	NCR Corp
	4.63%, 02/15/2021		191,500
50,000	NCR Escrow Corp(b)
	6.38%, 12/15/2023		51,063

Principal Amount			Fair Value

Technology — (continued)
$ 175,000	Nuance Communications Inc(b)
	5.38%, 08/15/2020	$	171,062
200,000	NXP BV / NXP Funding LLC(b)
	5.75%, 02/15/2021		209,000
125,000	Seagate HDD Cayman(b)
	4.75%, 06/01/2023		116,875
250,000	Sophia LP / Sophia Finance Inc(b)
	9.75%, 01/15/2019		276,875
225,000	Southern Graphics Inc(b)
	8.38%, 10/15/2020		232,875
300,000	SSI Investments II Ltd / SSI Co- Issuer LLC
	11.13%, 06/01/2018		325,500
200,000	STATS ChipPAC Ltd
	4.50%, 03/20/2018		199,000
125,000	SunGard Data Systems Inc
	7.63%, 11/15/2020		136,250
325,000	Xerox Corp
	2.95%, 03/15/2017		333,641

			8,829,242

Utilities — 4.07%
200,000	Centrais Eletricas Brasileiras SA
	5.75%, 10/27/2021		194,250
1,300,000	Commonwealth Edison Co
	5.80%, 03/15/2018		1,493,138
225,000	Dubai Electricity & Water Authority(b)
	7.38%, 10/21/2020		262,125
125,000	Dynegy Inc(b)
	5.88%, 06/01/2023		118,125
1,225,000	Electricite de France(b)
	5.60%, 01/27/2040		1,270,392
1,000,000	Enel Finance International NV(b)
	6.00%, 10/07/2039		959,135
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
75,000	6.88%, 08/15/2017(b)		77,625
125,000	10.00%, 12/01/2020		132,813
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022		910,478
250,000	5.75%, 10/01/2041		239,467
1,400,000	FirstEnergy Corp
	4.25%, 03/15/2023		1,305,014
300,000	FirstEnergy Solutions Corp
	6.05%, 08/15/2021		320,597
750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020		811,714
14,412	FPL Energy National Wind Portfolio LLC(b)(g)
	6.13%, 03/25/2019		13,621
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021		94,828
200,000	Hrvatska Elektroprivreda
	6.00%, 11/09/2017		203,500
130,000	Majapahit Holding BV
	7.75%, 01/20/2020		142,675

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Utilities — (continued)
$550,000	MidAmerican Energy Holdings Co
	5.95%, 05/15/2037	$601,846
2,775,000	National Fuel Gas Co
	3.75%, 03/01/2023	2,618,876
200,000	Northern States Power Co
	5.25%, 03/01/2018	225,942
275,000	NRG Energy Inc
	7.63%, 05/15/2019	290,812
	PPL Capital Funding Inc
410,000	4.20%, 06/15/2022	409,248
2,000,000	4.70%, 06/01/2043	1,801,558
250,000	PPL WEM Holdings PLC(b)
	5.38%, 05/01/2021	265,823
1,475,000	PSEG Power LLC(c)
	4.30%, 11/15/2023	1,468,374
250,000	Sempra Energy
	9.80%, 02/15/2019	330,259
250,000	TECO Finance Inc
	5.15%, 03/15/2020	274,174
200,000	Transportadora de Gas del Peru SA(b)
	4.25%, 04/30/2028	175,000

		17,011,409

TOTAL BONDS AND NOTES — 54.18% (Cost $227,077,373)		$226,523,125

FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Argentina Boden Bonds
	7.00%, 10/03/2015	199,000
200,000	Bahrain Government International Bond(b)
	6.13%, 08/01/2023	206,300
	Brazilian Government International Bond
100,000	4.88%, 01/22/2021	105,500
400,000	4.25%, 01/07/2025	381,000
	Colombia Government International Bond
100,000	7.38%, 01/27/2017	115,500
200,000	4.38%, 07/12/2021	206,000
500,000	Corp Andina de Fomento
	4.38%, 06/15/2022	495,090
150,000	Dominican Republic International Bond(b)
	5.88%, 04/18/2024	143,250
200,000	Emirate of Dubai Government International Bonds
	5.25%, 01/30/2043	166,000
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	70,770
70,000	6.25%, 01/29/2020	75,513
70,000	6.38%, 03/29/2021	75,075
250,000	Indonesia Government International Bond
	5.88%, 03/13/2020	264,250

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$100,000	Lithuania Government International Bond
	6.13%, 03/09/2021	$113,280
	Mexico Government International Bond
300,000	5.95%, 03/19/2019	346,500
200,000	5.13%, 01/15/2020	221,600
200,000	Morocco Government International Bond
	4.25%, 12/11/2022	185,000
200,000	Nigeria Government International Bond(b)
	5.13%, 07/12/2018	205,000
100,000	Panama Government International Bond
	6.70%, 01/26/2036	111,750
150,000	Philippine Government International Bond
	6.38%, 01/15/2032	176,062
150,000	Poland Government International Bond
	6.38%, 07/15/2019	175,313
200,000	Republic of Armenia(b)
	6.00%, 09/30/2020	198,500
200,000	Republic of Ghana(b)
	7.88%, 08/07/2023	188,500
700,700	Russian Foreign Eurobond(h)
	0.00%, 03/31/2030	816,456
100,000	Sri Lanka Government International Bond(b)
	6.25%, 10/04/2020	98,500
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	351,400
500,000	3.25%, 03/23/2023	411,250
50,000	Uruguay Government International Bond
	7.63%, 03/21/2036	60,625

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.47% (Cost $6,264,158)		$6,162,984

MORTGAGE-BACKED SECURITIES
	Federal Home Loan Mortgage Corp
121,720	5.50%, 02/01/2018	129,804
66,080	4.00%, 12/01/2020	69,845
23,587	4.50%, 04/01/2021	25,053
55,738	6.00%, 05/01/2021	59,637
29,088	4.50%, 07/01/2021	30,847
42,711	5.00%, 03/01/2022	46,113
29,586	6.00%, 11/01/2033	33,122
51,908	6.00%, 04/01/2035	57,303
105,682	4.50%, 05/01/2035	112,060
374,854	5.50%, 08/01/2035	409,691
111,936	4.50%, 11/01/2035	118,650
41,780	6.50%, 02/01/2036	46,492
66,989	4.50%, 03/01/2036	71,012
59,817	6.00%, 03/01/2036	66,668

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Mortgage-Backed Securities — (continued)
$ 38,685	5.50%, 06/01/2036	$42,162
258,305	5.50%, 08/01/2036	281,520
1,307,358	5.00%, 04/01/2037	1,407,435
845,125	2.60%, 05/01/2037(a)	900,829
38,654	6.00%, 08/01/2037	42,605
100,594	7.00%, 08/01/2037	115,750
366,804	5.00%, 04/01/2038	394,883
1,150,768	5.50%, 05/01/2038	1,254,192
588,532	4.50%, 03/01/2039	622,994
1,709,257	4.50%, 05/01/2039	1,809,430
423,327	4.00%, 09/01/2040	435,066
1,574,639	5.00%, 09/01/2040	1,695,581
512,331	3.50%, 12/01/2040	508,922
2,344,490	4.00%, 12/01/2040	2,409,535
2,829,847	5.00%, 02/01/2041	3,063,422
3,056,211	3.50%, 12/01/2041	3,035,877
248,763	4.00%, 09/01/2043	255,740
248,445	3.50%, 10/01/2043	246,792
18,000,000	4.00%, 01/01/2044	18,504,160
3,434,960	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 2976, Class KJ(a)
	0.52%, 05/15/2035	3,437,042
	Federal National Mortgage Association
84,434	5.00%, 02/01/2018	89,945
176,447	4.50%, 06/01/2018	187,782
2,660,085	3.50%, 01/01/2031	2,708,504
45,459	4.50%, 08/01/2035	48,269
130,883	6.00%, 02/01/2036	145,740
281,769	5.50%, 03/01/2036	309,599
280,943	6.50%, 06/01/2036	320,663
548,657	6.00%, 02/01/2037	607,604
302,883	6.00%, 03/01/2037	335,063
2,454	6.50%, 04/01/2037	2,725
135,417	6.00%, 08/01/2037	149,805
112,710	6.50%, 08/01/2037	125,253
3,028,485	4.50%, 07/01/2039	3,208,623
1,400,143	4.00%, 10/01/2041	1,442,353
2,746,090	3.50%, 12/01/2041	2,730,792
4,527,600	4.00%, 12/01/2041	4,664,113
	Series 2012-1, Class F
3,158,338	0.61%, 02/25/2042(a)	3,165,731
1,715,258	3.50%, 07/01/2042	1,705,648
1,432,217	3.50%, 07/01/2042	1,424,192
1,935,648	3.50%, 07/01/2042	1,924,814
3,575,287	3.00%, 10/01/2042	3,397,846
356,193	2.70%, 03/01/2047(a)	374,803
1,701,365	Government National Mortgage Association Series 2011-H15, Class FA(a)
	0.62%, 06/20/2061	1,690,082

TOTAL MORTGAGE-BACKED SECURITIES — 17.34% (Cost $72,759,142)		$72,500,183

Principal Amount		Fair Value

U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 15,800,000	0.63%, 07/15/2021	$16,618,977
18,500,000	0.13%, 01/15/2022	18,346,717
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015(i)	157,981
11,000,000	1.00%, 09/30/2016(i)	11,094,534
20,000,000	0.88%, 11/30/2016	20,064,060
3,750,000	1.88%, 06/30/2020	3,658,886
7,000,000	2.75%, 11/15/2023(c)	6,847,967

TOTAL U.S. TREASURY BONDS AND NOTES — 18.37% (Cost $80,071,755)		$76,789,122

Shares

COMMON STOCK
Consumer, Cyclical — 0.01%
423	General Motors Co(j)	17,288
101	Motors Liquidation Co GUC Trust(j)	3,247

TOTAL COMMON STOCK — 0.01% (Cost $39,433)		$20,535

WARRANTS
Consumer, Cyclical — 0.01%
385	General Motors Co, expiring 7/10/2016(j)	11,997
385	General Motors Co, expiring 7/10/2019(j)	8,905

TOTAL WARRANTS — 0.01% (Cost $45,183)		$20,902

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 2.40%
$ 2,384,809	Undivided interest of 4.90% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $2,384,809 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (k)	2,384,809

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$ 2,384,809	Undivided interest of 5.94% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $2,384,809 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102.(k)	$2,384,809

502,059	Undivided interest of 6.10% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $502,059 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% - 9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328.(k)(l)	502,059

2,384,809	Undivided interest of 7.75% in a reverse repurchase agreement (principal amount/value $30,782,806 with a maturity value of $30,782,840) with Citigroup Global Markets Inc, 0.02%, dated 12/31/13 to be repurchased at $2,384,809 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.08% - 11.00%, 12/15/15 - 8/15/53, with a value of $31,398,462.(k)	2,384,809

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$ 2,384,809	Undivided interest of 9.71% in a reverse repurchase agreement (principal amount/value $24,572,243 with a maturity value of $24,572,257) with HSBC Securities (USA) Inc, 0.01%, dated 12/31/13 to be repurchased at $2,384,809 on 1/2/14 collateralized by a U.S. Treasury security, 0.88%, 9/15/16, with a value of $25,063,775.(k)	$2,384,809

		10,041,295

U.S. Government Agency Bonds and Notes — 0.92%
3,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/02/2014	2,999,999
860,000	Federal Home Loan Bank
	0.05%, 01/17/2014	859,981

		3,859,980

TOTAL SHORT TERM INVESTMENTS — 3.32% (Cost $13,901,275)		$13,901,275

TOTAL INVESTMENTS — 99.31% (Cost $420,809,562)		$415,193,879

OTHER ASSETS & LIABILITIES, NET — 0.69%		$2,894,239

TOTAL NET ASSETS — 100.00%		$418,088,118

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2013

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2013, the aggregate cost and fair value of 144A securities was $70,367,410 and $69,359,960, respectively, representing 16.59% of net assets.

(c)	All or a portion of the security is on loan at December 31, 2013.
(d)	Security in bankruptcy at December 31, 2013.
(e)

Security in default; some interest payments received during the last 12 months. At December 31, 2013, the aggregate fair value of the securities in default was $71,500, representing 0.02% of net assets.

(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)

Restricted security; at December 31, 2013, the aggregate cost and fair value of restricted securities was $12,550 and $13,621, respectively, representing 0.00% of net assets. Further details of these securities are included in a subsequent table.

(h)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2013. Maturity date disclosed represents final maturity date.

(i)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(j)	Non-income producing security.
(k)	Collateral received for securities on loan.
(l)	The rate of the reverse repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

At December 31, 2013, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$12,550	$13,621	0.00%

At December 31, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Short Futures	180	USD	$39,566,250	March 2014	$70,313

U.S. 5 Year Treasury Note Long Futures	565	USD	67,411,563	March 2014	(882,813)

U.S. Treasury Bond Short Futures	90	USD	11,548,125	March 2014	198,282

U.S. Ultra Bond Short Futures	175	USD	23,843,750	March 2014	332,492

U.S.10 Year Treasury Note Short Futures	70	USD	8,613,281	March 2014	164,063

				Net Depreciation	$(117,663)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Federated Bond Fund

ASSETS:
Investments in securities, fair value (including $9,774,820 of securities on loan)(a)	$405,152,584
Reverse repurchase agreements, fair value(b)	10,041,295
Cash	9,319,378
Subscriptions receivable	228,300
Receivable for investments sold	51,978
Variation margin on futures contracts	145,867
Interest receivable	3,616,495

Total Assets	428,555,897

LIABILITIES:
Payable to investment adviser	254,318
Payable upon return of securities loaned	10,041,295
Redemptions payable	122,166
Payable for investments purchased	50,000

Total Liabilities	10,467,779

NET ASSETS	$418,088,118

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,000,355
Paid-in capital in excess of par	421,010,248
Net unrealized depreciation on investments and futures contracts	(5,733,346)
Undistributed net investment income	1,615,174
Accumulated net realized loss on investments and futures contracts	(2,804,313)

NET ASSETS	$418,088,118

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	40,003,548

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.45

(a) Cost of investments	$410,768,267
(b) Cost of reverse repurchase agreements	$10,041,295

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Federated Bond Fund

INVESTMENT INCOME:
Interest	$15,677,840
Income from securities lending	32,077

Total Income	15,709,917

EXPENSES:
Management fees	3,641,814

Total Expenses	3,641,814

NET INVESTMENT INCOME	12,068,103

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(5,280,935)
Net realized gain on futures contracts	2,508,374

Net Realized Loss on Investments	(2,772,561)

Net change in unrealized depreciation on investments	(20,999,572)
Net change in unrealized depreciation on futures contracts	(133,740)

Net Change in Unrealized Depreciation on Investments	(21,133,312)

Net Realized and Unrealized Loss on Investments and Futures Contracts	(23,905,873)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,837,770)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Federated Bond Fund

OPERATIONS:
Net investment income	$12,068,103	$10,363,380
Net realized gain (loss) on investments	(2,772,561)	8,351,936
Net change in unrealized appreciation (depreciation) on investments	(21,133,312)	4,488,764

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,837,770)	23,204,080

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,453,041)	(13,904,692)
From net realized gains	(2,164,454)	(4,878,026)

Total Distributions	(12,617,495)	(18,782,718)

CAPITAL SHARE TRANSACTIONS:
Shares sold	202,118,707	230,614,490
Shares issued in reinvestment of distributions	12,617,495	18,782,718
Shares redeemed	(265,082,121)	(75,295,879)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(50,345,919)	174,101,329

Total Increase (Decrease) in Net Assets	(74,801,184)	178,522,691

NET ASSETS:
Beginning of year	492,889,302	314,366,611

End of year(a)	$418,088,118	$492,889,302

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	18,851,354	20,936,673
Shares issued in reinvestment of distributions	1,204,444	1,711,434
Shares redeemed	(25,070,607)	(6,831,053)

Net Increase (Decrease)	(5,014,809)	15,817,054

(a) Including undistributed net investment income:	$1,615,174	$0

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Federated Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.95		$10.77		$10.54	$10.25	$9.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(a)	0.28	(a)	0.37	0.41	0.48
Net realized and unrealized gain (loss)	(0.50)		0.37		0.24	0.29	0.75

Total From Investment Operations	(0.25)		0.65		0.61	0.70	1.23

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.35)		(0.37)	(0.41)	(0.48)
From net realized gains	(0.04)		(0.12)		(0.01)	–	(0.03)

Total Distributions	(0.25)		(0.47)		(0.38)	(0.41)	(0.51)

NET ASSET VALUE, END OF YEAR	$10.45		$10.95		$10.77	$10.54	$10.25

TOTAL RETURN(b)	(2.21%)		6.08%		5.85%	6.88%	13.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$418,088		$492,889		$314,367	$273,242	$191,389
Ratio of expenses to average net assets	0.70%		0.70%		0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	2.32%		2.57%		3.45%	4.03%	4.91%
Portfolio turnover rate	92%		70%		78%	41%	36%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - December 31, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2013

		Level 1		Level 2		Level 3		Total

Assets
Fixed Income Investments:
Asset-Backed Securities	$	—	$	19,275,753	$	—	$	19,275,753
Bonds and Notes		—		226,523,125		—		226,523,125
Foreign Government Bonds and Notes		—		6,162,984		—		6,162,984
Mortgage-Backed Securities		—		72,500,183		—		72,500,183
U.S. Treasury Bonds and Notes		—		76,789,122		—		76,789,122
Equity Investments:
Domestic Common Stock		20,535		—		—		20,535
Short Term Investments		—		13,901,275		—		13,901,275
Derivative Investments:
Futures Contracts (a)		765,150		—		—		765,150
Warrants		20,902		—		—		20,902
Liabilities
Derivative Investments:
Futures Contracts (a)		882,813		—		—		882,813

Total Investments	$	(76,226)	$	415,152,442	$	0	$	415,076,216

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2013

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$112	$(112)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

		2013		2012
Distributions paid from:
Ordinary income	$	10,452,929	$	12,989,284
Long-term capital gain		2,164,566		5,793,434

	$	12,617,495	$	18,782,718

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	1,615,174
Undistributed capital gains		–

Net accumulated earnings		1,615,174

Net unrealized depreciation on investments		(5,624,190)
Capital loss carryforward		(1,649,985)
Post-October losses		(1,263,484)

Tax composition of capital	$	(6,922,485)

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(1,263,484)

Annual Report - December 31, 2013

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Post-Enactment Unused
Short-Term	Long-Term
$ (1,649,985)	$–

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss

Annual Report - December 31, 2013

equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities. The Fund held an average of 703 futures contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts (futures contracts)	Net unrealized depreciation on investments and futures contracts	$117,663(a)

(a)	Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$2,508,374	Net change in unrealized depreciation on futures contracts	$(133,740)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $236,194,330 and $171,135,819, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $212,564,667 and $291,180,925, respectively.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $420,818,069. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $6,286,612 and gross depreciation of investments in which there was an excess of tax cost over value of $11,910,802 resulting in net depreciation of $5,624,190.

Annual Report - December 31, 2013

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $9,774,820 and received collateral of $10,041,295 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Federated Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Federated Bond Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of	N/A	N/A

80111 1955		Counsel)

New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-	N/A	N/A

Road, Greenwood Village, CO 80111 1967		(as Chief Financial Officer)

West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Federated Investment Management Company (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)           (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

               (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

               (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014